FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant Liabilities (Q3) (Details) - Warrant Liabilities [Member] - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	$ 18,400,000	$ 0
Initial measurement		22,400,000
Change in fair value		(4,000,000)
Fair value, ending balance	0	18,400,000
Private Placement [Member]
Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	6,900,000	0
Initial measurement		8,400,000
Change in fair value		(1,500,000)
Fair value, ending balance	0	6,900,000
Public Warrants [Member]
Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	11,500,000	0
Initial measurement		14,000,000
Change in fair value		(2,500,000)
Fair value, ending balance	0	$ 11,500,000
Level 1 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfers out of Level 3	11,500,000
Level 1 [Member] | Private Placement [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfers out of Level 3	0
Level 1 [Member] | Public Warrants [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfers out of Level 3	11,500,000
Level 2 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfers out of Level 3	6,900,000
Level 2 [Member] | Private Placement [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfers out of Level 3	6,900,000
Level 2 [Member] | Public Warrants [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfers out of Level 3	$ 0